Inventories - Schedule of inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Raw materials and consumables	$ 335,540	$ 337,832	$ 240,836
Inventories in process	55,535	26,357	47,074
Finished goods	82,455	43,044	22,640
Total inventories	$ 473,530	$ 407,233	$ 310,550